Condensed Consolidated Interim Balance Sheets (Unaudited) - CAD CAD in Millions		Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		CAD 231	CAD 269
Accounts receivable and other current assets		1,106	1,127
Prepaid expenses		65	85
Inventories		355	372
Regulatory assets (Note 5)		306	313
Total current assets		2,063	2,166
Other assets		451	406
Regulatory assets (Note 5)		2,617	2,620
Capital assets, net		29,419	29,337
Intangible assets, net		1,040	1,011
Goodwill		11,991	12,364
Total assets		47,581	47,904
Current liabilities
Short-term borrowings (Note 15)		568	1,155
Accounts payable and other current liabilities		1,803	1,970
Regulatory liabilities (Note 5)		455	492
Current installments of long-term debt (Note 6)		1,186	251
Current installments of capital lease and finance obligations		68	76
Total current liabilities		4,080	3,944
Other liabilities		1,182	1,279
Regulatory liabilities (Note 5)		1,439	1,691
Deferred income taxes		3,368	3,263
Long-term debt (Note 6)		19,926	20,817
Capital lease and finance obligations		442	460
Total liabilities		30,437	31,454
Commitments and Contingencies (Note 17)
Equity
Common shares (Note 7)	[1]	11,435	10,762
Preference shares		1,623	1,623
Additional paid-in capital		9	12
Accumulated other comprehensive income		407	745
Retained earnings		1,840	1,455
Shareholders’ equity		15,314	14,597
Non-controlling interests		1,830	1,853
Total equity		17,144	16,450
Total liabilities and equity		CAD 47,581	CAD 47,904

[1]	No par value. Unlimited authorized shares; 417.9 million and 401.5 million issued and outstanding as at June 30, 2017 and December 31, 2016, respectively